Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets held-for-sale [Abstract]
Schedule of Non-current Assets Held For Sale

			$ million
		Dec 31, 2023			Dec 31, 2022
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	71	71	—	—	—
Property, plant and equipment	—	250	250	—	2,526	2,526
Joint ventures and associates	—	19	19	—	94	94
Investments in securities	—	—	—	—	128	128
Deferred tax	—	10	10	—	—	—
Retirement benefits	—	1	1	—	—	—
Trade and other receivables	103	34	137	44	51	95
Inventories	463	—	463	8	—	8
Assets classified as held for sale	566	385	951	52	2,799	2,851
Debt	2	82	84	3	1	4
Trade and other payables	94	—	94	256	22	278
Retirement benefits	—	53	53	—	—	—
Decommissioning and other provisions	7	68	75	134	971	1,105
Income taxes payable	1	—	1	8	—	8
Liabilities directly associated with assets classified as held for sale	104	203	307	401	994	1,395